Derivative Instruments - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Derivative [Line Items]
Derivative assets - cash collateral not offset in the balance sheet		$ 5,520	[1]		$ 30,958	[1]	$ 78,580
Collateral posted to counterparty		4,230	[1]		0	[1]	0
Net results from structured products		1,970	[2]	$ 5,025	17,991	[3]	54,209	[4]	$ 23,791	[5]
Liability derivative fair value		88,688	[1]		45,495	[1]	31,184
Derivative assets - gross amounts recognized in the balance sheet		76,604	[1]		89,314	[1]	136,659
Net realized and unrealized gains (losses) on derivative instruments		(3,622)		16,521	53,123		29,886		7,798
Fair value hedges | Deposit liabilities
Derivative [Line Items]
Cumulative reduction to interest expense		106,056		97,705	103,742		95,333
Remaining balance		$ 127,139		$ 135,490	$ 129,454		$ 137,862
Weighted average years to maturity		21 years 2 months 12 days		22 years 2 months 12 days	21 years 7 months 6 days		23 years 2 months 12 days
Fair value hedges | Structured Indemnity | Deposit liabilities
Derivative [Line Items]
Remaining balance							$ 47,000
Life Funds Withheld Assets
Derivative [Line Items]
Cumulative net realized and unrealized gains (losses) on life retrocession embedded derivative		$ (681,800)			$ (463,900)
Net realized and unrealized gains (losses) on derivative instruments		(236,080)		$ (229,367)	(151,691)		(488,222)		0
Derivatives not designated as hedging instruments
Derivative [Line Items]
Liability derivative notional amount		4,782,138			4,909,732		5,804,625
Asset derivative notional amount		500,693			441,843		592,791
Liability derivative fair value		34,301	[1]		33,554	[1],[6]	28,248	[6]
Derivative assets - gross amounts recognized in the balance sheet		25,897	[1]		25,025	[1],[6]	14,797	[6]
Other non-investment derivatives | Derivatives not designated as hedging instruments | Other credit derivatives
Derivative [Line Items]
Liability derivative notional amount		30,090			0		0
Asset derivative notional amount		0			29,874		31,060
Liability derivative fair value		28	[1]		0	[1],[6]	0	[6]
Derivative assets - gross amounts recognized in the balance sheet		0	[1]		31	[1],[6]	60	[6]
Net realized and unrealized gains (losses) on derivative instruments	[6]				100
Interest expense | Structured Indemnity
Derivative [Line Items]
Net results from structured products							28,700
Interest expense | Property and casualty operations
Derivative [Line Items]
Net results from structured products		$ (10,700)		$ (10,000)	$ (42,200)		$ (12,900)		$ (48,000)

[1]	Derivative instruments in an asset or liability position are included within Other assets or Other liabilities, respectively, in the balance sheets on a net basis where the Company has both a legal right of offset and the intention to settle the contracts on a net basis. The Company often enters into different types of derivative contracts with a single counterparty and these contracts are covered under netting agreements.
[2]	The net results from P&C structured products include net investment income and interest expense of $12.7 million and $10.7 million, respectively.
[3]	The net results from P&C structured products include net investment income and interest expense of $60.4 million and $42.2 million, respectively.
[4]	The net results from P&C structured products include net investment income and interest expense of $68.0 million and $12.9 million, respectively.
[5]	The net results from P&C structured products include net investment income and interest expense of $71.9 million and $48.0 million, respectively.
[6]	Derivative instruments in an asset or liability position are included within Other assets or Other liabilities, respectively, in the balance sheets on a net basis where the Company has both a legal right of offset and the intention to settle the contracts on a net basis.